Guarantees, Commitments and Pledged Assets - Summary of Other Indirect Commitments (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		$ 322,210	$ 301,645
Commercial letter of credit [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	[1]	1,219	1,320
Commitments to extend credit original term to maturity of one year or less [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		81,641	74,053
Commitments to extend credit original term to maturity of more than one year [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		186,067	165,726
Securities lending [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		52,178	59,506
Securities purchase and other commitment [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		$ 1,105	$ 1,040

[1]	Includes liquidity facilities.